Parent Company Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net gain on sale of investment in affiliate									$ 0	$ 5,263	$ 0
Income (loss) before taxes and equity in undistributed net income	$ 3,428	$ 3,551	$ 4,127	$ 2,505	$ 9,032	$ 2,323	$ 2,580	$ 2,299	13,611	16,234	6,452
Income Tax Expense (Benefit)	4,991	1,307	1,285	786	2,547	767	852	758	8,369	4,924	2,104
Net income	$ (1,563)	$ 2,244	$ 2,842	$ 1,719	$ 6,485	$ 1,556	$ 1,728	$ 1,541	5,242	11,310	4,348
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend from subsidiary									825	680	475
Interest and dividends on investments									117	70	60
Net gain on sale of investment in affiliate									0	5,263	0
Dividend from investment in affiliate									0	2,000	0
Other income									301	194	230
Total income									1,243	8,207	765
Operating Expenses									859	1,372	795
Income (loss) before taxes and equity in undistributed net income									384	6,835	(30)
Income Tax Expense (Benefit)									(88)	1,739	(117)
Income (loss) before equity in undistributed net income of subsidiary									472	5,096	87
Equity in undistributed net income of subsidiary									4,770	6,214	4,261
Net income									$ 5,242	$ 11,310	$ 4,348